Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Regulatory Assets [Line Items]
Total regulatory assets	$ 3,836	$ 3,589
Less: Current portion	(559)	(492)
Long-term regulatory assets	3,277	3,097
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,532	3,222
Less: Current portion	(484)	(357)
Long-term regulatory liabilities	3,048	2,865
Deferred income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,293	1,289
Future cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,240	1,217
Derivatives | Energy contracts subject to regulatory deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	204	52
Employee future benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	195	196
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	189	116
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	111	107
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	87	83
AESO charges deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	44	15
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	169	147
Deferred income taxes
Regulatory Assets [Line Items]
Total regulatory assets	1,847	1,806
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	453	339
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	404	384
Employee future benefits
Regulatory Assets [Line Items]
Total regulatory assets	384	388
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	130	127
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	94	48
Manufactured gas plant site remediation deferral
Regulatory Assets [Line Items]
Total regulatory assets	93	96
Deferred storm costs
Regulatory Assets [Line Items]
Total regulatory assets	53	17
Derivatives | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	25	20
Regulatory Liabilities [Line Items]
Total regulatory liabilities	204	52
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 353	$ 364